Property, Plant and Equipment, Net - Summary of Lease Expense Recognised in the Income Statement (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TextBlock 1 [Abstract]
Interest on lease liabilities	₩ 48,887	₩ 41,109	₩ 34,936
Expenses related to short-term leases	53,944	52,486	29,931
Expenses related to leases of low-value assets	25,968	20,103	17,877
Total	₩ 128,799	₩ 113,698	₩ 82,744